Note 11 - Options	12 Months Ended
Nov. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	Options

As a result of the transactions, as described in Note 1, effective October 22, 2009, the Company adopted a new stock option plan (the “Employee Stock Option Plan”). All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 1,590,844 based on the number of issued and outstanding common shares as at November 30, 2011. As at November 30, 2011, 453,013 options are outstanding under the employee stock option plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years. As at November 30, 2011, there were 1,137,831 options available for grant under the Employee Stock Option Plan.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. These options were still outstanding as at November 30, 2011 and will expire in 2014.

In addition to the Employee Stock Option Plan, in connection with becoming a publicly traded company in 2009 IPC Ltd. issued 87,256 broker options to purchase common shares of IPC that were expired as at November 30, 2011. The fair values of these broker options of $161,833 were recorded as a charge to additional paid-in capital and a charge to share issuance costs in additional paid-in capital.

In the year ended November 30, 2011, 120,000 (2010 – 45,000) stock options to non-management board members and a grant of 208,000 (2010 – 120,000) stock options to employees were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model, consistent with the provisions of Accounting Standards Codification topic ASC 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The assumptions presented in the table below represent the weighted average of the applicable assumption used to value stock options at their grant date.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that has an expected life than is more than two years. For options that have an expected life of less than two years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk free rate assumed in valuing the options is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted in 2011 and 2010 and the fair value of broker options granted in 2011 and 2010 was estimated using the following assumptions.

	Broker options		Employee stock options

	2011	2010	2011	2010

Volatility	-	142.3%	63.8%	90.4%
Risk-free interest rate	-	1.5%	0.02%	3.38%
Expected life (in years)	-	1	7.77	6.49
Dividend yield	-	-	-	-
The weighted average grant date fair value per options granted	$-	$1.85	$1.86	$2.03

Details of stock option transactions are as follows:

		November 30, 2011			November 30, 2010			November 30, 2009
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$
Outstanding, beginning of period,	3,038,698	5.53	2.87	2,939,188	6.48	3.46	2,800,199	3.64	1.59
Granted	328,000	3.51	1.84	152,722	3.36	1.59	87,256	6.26	1.85
Vasogen options exchanged for IPC options	-	-	-	-	-	-	72,386	116.40	78.82
Exercised	(25,000)	3.73	1.55	-	-	-	-	-	-
Forfeiture	(4,667)	-	-	(25,000)	-	-	-	-	-
Expired	(120,077)	6.01	1.61	(28,212)	51.47	25.29	(20,653)	5.90	1.80

Balance at end of period	3,216,954	5.33	2.82	3,038,698	5.53	2.87	2,939,188	6.48	3.46

Options exercisable, end of year	1,585,816	7.11	4.03	1,328,667	8.00	4.45	451,642	22.22	13.67

As of November 30, 2011, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

			Options outstanding				Options exercisable
Exercise price	Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
		$		$		$	$
Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	3,167,167	3.60	3.40	1.65	1,536,029	3.58	1.66
5.01 - 7.50	5,528	5.43	4.00	0.01	5,528.00	5.43	0.01
7.51 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	36,065	39.52	5.82	31.02	36,065	39.52	31.02
300.00 - 500.00	3,971	331.15	4.31	223.52	3,971	331.15	223.52
500.01 - 1,000.00	4,190	705.99	1.29	435.71	4,190	705.99	435.71
1,000.01 - 1,500.00	33	1,149.13	2.45	709.18	33	1,149.13	709.18
	3,216,954	5.33			1,585,816	7.11

Total unrecognized compensation cost relating to the unvested performance based stock options at November 30, 2011 is approximately $2,214,000 (November 30, 2010 - $2,656,800,). A total of 2,763,940 performance-based stock options have been granted to date of which 1,381,970 vested as of November 30, 2011.  These vest upon the achievement of certain performance conditions.

For the year ended November 30, 2011, the Company recorded stock based compensation expense of $442,800 (2010 - $885,600) related to meeting the performance criteria of 276,394 (2010 – 552,788) options.

For the year ended November 30, 2011, 25,000 options were exercised for a cash consideration of $93,165.  No options were exercised in the year ended November 30, 2010 and the eleven month period ended November 30, 2009.

During the year ended November 30, 2011 the Company granted 208,000 stock options to employees (2010 – 120,000).

During the year ended November 30, 2010 the Company issued 32,722 broker options to purchase common shares of IPC, in connection with the October 2009 transaction. In fiscal 2009 the Company recorded a stock-based compensation expense of $18,529 related to 12,500 stock options. This accrued amount was recognized in additional paid in capital upon issuance of these options during the year ended November 30, 2010.

The Company's total stock-based compensation including DSU’s for the fiscal years ended November 30, 2011 and 2010 and 2009 was $735,561, $1,023,626, $18,529 respectively.

The Company recorded stock-based compensation relating to option grants amounting to $134,138 recorded in selling, general and administration expense for the year ended November 30, 2011, $137,573 for the year ended November 30, 2010 and $18,529 for the eleven month period ended November 30, 2009.

The Company recorded stock-based compensation expense relating to option grants amounting $601,424 recorded in research and development expenses for the year ended November 30, 2011, $885,600 for the year ended November 30, 2010 and  $Nil for the eleven month period ended November 30, 2009.

The Company has estimated its stock option forfeitures to be $7,302 at November 30, 2011 (2010 - $nil; 2009 - $nil).